Condensed Consolidated Statements of Cash Flows - additional details - Change in net current assets and other operating cash flow items (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flow Statement [Abstract]
(Increase) in inventories	$ (166)	$ (107)
(Increase) in trade receivables	(157)	(165)
Increase in trade payables	82	108
Net change in other operating assets	(70)	(31)
Net change in other operating liabilities	(41)	(131)
Total	$ (352)	$ (326)